PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of the net benefit costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension benefits
Employee costs:
Service costs	$ 22,594	$ 22,902	$ 21,875
Administrative fees and other	521	409	384
Interest on net defined benefit liability	1,909	1,975	1,569
Net benefit costs	25,024	25,286	23,828
Postretirement benefits
Employee costs:
Service costs	1,579	1,474	1,373
Interest on net defined benefit liability	1,535	1,438	1,344
Net benefit costs	$ 3,114	$ 2,912	$ 2,717